Fair Value of Acquired Time Charters (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Oct. 31, 2022
Fair Value of Acquired Time Charters [Abstract]
Fair value of acquired time charters	$ 1,078,368		$ 2,507,506
Amortization of fair value of acquired charter	1,429,137	$ 0
M/V Ariana A [Member]
Fair Value of Acquired Time Charters [Abstract]
Fair value of acquired time charters				$ 897,436
M/V Gabriela A [Member]
Fair Value of Acquired Time Charters [Abstract]
Fair value of acquired time charters	1,078,368			$ 2,019,608
Amortization to vessel revenues in 2023	813,195
Amortization to vessel revenues in 2024	$ 265,173